Vanguard Materials Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.54%	9.01%	7.84%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.08%	8.43%	7.28%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.57%	6.99%	6.20%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.46%	8.90%	7.76%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.42%	8.90%	7.76%